Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	CENTAUR MUTUAL FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001295908
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 25, 2022

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND

Class A Shares (Ticker Symbol: leaax)

Class I shares (Ticker symbol: letax)

A series of Centaur Mutual Funds Trust

Supplement to the Summary Prospectus and Statutory Prospectus

each dated February 28, 2022

This supplement to the Summary Prospectus and Statutory Prospectus, each dated February 28, 2022, for the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”), a series of the Centaur Mutual Funds Trust (the “Trust”), updates the information described below. For further information, please contact the Fund toll-free at 1-888-484-5766. You may obtain a copy of the Lebenthal Fund’s Summary Prospectus, Statutory Prospectus, or Statement of Additional Information, free of charge, by writing to the Lebenthal Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at http://www.dcmmutualfunds.com.

This supplement updates certain information in the Summary Prospectus and Statutory Prospectus as set forth below.

Changes to the Summary Prospectus and Statutory Prospectus

The following chart replaces, in its entirety, the chart entitled “Class - A Average Annual Total Returns For the Period Ended December 31, 2021” in the section entitled “Performance Information” on page 5 of the Summary Prospectus and page 19 of the Statutory Prospectus.

Class - A Average Annual Total Returns For the Period Ended December 31, 2021	1 Year	Since Inception (December 30, 2019)
Return before taxes	-0.30%	-0.03%
Bloomberg 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	0.31%	1.02%
SIFMA Municipal Swap Index (reflects no deduction for fees, expenses, or taxes)	11.11%	-75.03%

Investors Should Retain this Supplement for Future Reference

Lebenthal Ultra Short Tax-Free Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Lebenthal Ultra Short Tax-Free Income Fund | Bloomberg 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Lebenthal Ultra Short Tax-Free Income Fund | SIFMA Municipal Swap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(75.03%)
Lebenthal Ultra Short Tax-Free Income Fund | Lebenthal Ultra Short Tax-Free Income Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	leaax
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2000
Lebenthal Ultra Short Tax-Free Income Fund | Lebenthal Ultra Short Tax-Free Income Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	letax